ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES	12 Months Ended
Dec. 31, 2020
Sale Of Business [Abstract]
ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES
41	ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES

41.1
IVS Bulk Pte. Ltd.

On 14 February 2020, the Group acquired additional equity interest in IVS Bulk Pte. Ltd. from its joint venture partner which increased its ownership interest from 33.5% to 66.75%. The Group elected to apply the optional concentration test in accordance with IFRS 3
Business Combinations
and concluded that the ships are considered as a group of identifiable assets. Consequently, the Group determined that substantially all of the fair value of the gross assets (excluding cash and cash equivalents) acquired is concentrated in the ships and concluded that the acquired set of activities and assets is not a business.

The fair value and book value of the net assets acquired amounted to $134,818,000 and $147,683,000 respectively. The difference between fair value and book value is allocated on a pro rata basis of relative fair values to reduce certain of the assets acquired (i.e. ships). The ships acquired and cash and cash equivalents assumed as part of the transaction amounted to $243,596,000 and $15,774,000 respectively.

In connection with the acquisition of the additional 33.25%, the company entered into a new shareholders’ agreement with Sankaty, the remaining partner, which grants the company control of key aspects of the corporate governance of the joint venture. As such, the Group consolidates the financial statements of IVS Bulk Pte. Ltd. with effect from the date of acquisition, resulting in the decrease in the amount due from joint ventures and amount due to related parties.

Assets and liabilities recognised at the date of acquisition

2020
US$’000

Cash and bank balances including restricted cash	15,774
Other receivables and prepayments	694
Due from related parties	2,512
Inventories	485
Ships, property, plant and equipment (Note 14)	243,883
Right-of-use assets (Note 15)	87
Bank loans (Note 26)	(125,517)
Other payables	(2,690)
Due to related parties	(33)
Lease liabilities (Note 25)	(90)
Fair value of net identifiable assets acquired	135,105

Net cash outflows arising on acquisition of IVS Bulk Pte. Ltd.

2020
US$’000

Total purchase consideration	(44,087)
Less: cash and bank balances including restricted cash	15,774
Payment for acquisition of subsidiary, net of cash acquired	(28,313)
Non-controlling interest of 33.25% in IVS Bulk recognised at the acquisition date was measured based on the fair value of purchase consideration of IVS Bulk and amounts to $44.1 million.

On 1 December 2020
,
additional funding from GSPL to IVS Bulk Pte. Ltd. of $4,000,000 was converted to share capital in terms of the shareholders agreement. The conversion increased the shareholding of GSPL from 66.75% to 68.86%.

This has been accounted as an equity transaction between the shareholders.

41.2
Island Bulk Carriers Pte. Ltd.

During the year ended 31 December 2020, the Group acquired additional equity interest in Island Bulk Carriers
Pte. Ltd.
(“IBC”) from its joint venture partner which increased its ownership interest from 65% to 100% and subsequently recognised IBC as a subsidiary of the Group (Note 16) resulting in consolidation of IBC as at 31 December 2020. Prior to this, the Group had recognised IBC as a joint venture (Note 17) and it was accounted under the equity method. IBC is a vessel operating entity with a process and workforce. The transaction was determined by management to be in substance a business combination as defined in IFRS 3
Business Combinations
not an asset acquisition. The deemed disposal of its previously held joint venture interest had no impact on the profit or loss or the Group and no cash and cash equivalents were assumed as part of the transaction.

41.3
Disposal of businesses

In connection with the Spin-Off (Note 1), the Group sold two of its businesses to then related companies within Grindrod Limited. The two businesses are namely, Ocean Africa Container Lines division (“OACL”), a division of GSSA and Unicorn Bunker Services (Pty) Ltd (“Unicorn Bunker”), a subsidiary of GSSA. The sale and purchase agreements were signed on 1 January 2018 and the consideration of the sales was $20,985,000 (South African Rands 260 million) for OACL and $15,496,000 (South African Rands 192 million) for UBS, respectively.

Details of the sale of businesses as follows:

2018
US$’000

Total sales consideration	36,481
Carrying amount of net assets sold	(34,289)
Reclassification of translation reserve to profit or loss	1,063
Gain on sale before income tax	3,255

Net cash inflow arising on disposal
Total sales consideration	36,481
Less: Net settlement of amount due to related parties	(3,229)
Cash consideration received	33,252
Cash and cash equivalents disposed of	(7,934)
25,318